Institutional Shares | Small Cap Equity Portfolio
Small Cap Equity Portfolio (Institutional Shares)
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Institutional Shares Small Cap Equity Portfolio Institutional Class
Shareholder Fees Column [Text]		Institutional Shares
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates'). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares Small Cap Equity Portfolio Institutional Class
Management Fees		0.55%
Other Expenses	[1]	0.19%
Total Annual Portfolio Operating Expenses		0.74%
[1]	(include administration, custody, accounting services and similar expenses and .05% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares Small Cap Equity Portfolio Institutional Class	76	237	411	918

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies:

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that Glenmede Investment Management LP (the “Advisor”) believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $130 million to $2.9 billion as of May 31, 2011.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, and then applies fundamental research to select which securities to buy and sell for this Portfolio.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you want your capital to grow over the long term, are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Small Cap Equity Portfolio (Institutional Shares)

During the periods shown in the bar chart, the highest quarterly return was 24.95% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.75% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares Small Cap Equity Portfolio	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Past 10 Years
Return Before Taxes Institutional Class	Return Before Taxes		0.33%		2.20%		7.06%
Return After Taxes on Distributions Institutional Class	Return After Taxes on Distributions		0.32%		1.76%		5.91%
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares		0.23%		1.84%		5.94%
Russell 2000 Index	Russell 2000® Index	(reflects no deduction for fees, expenses or taxes)	(4.18%)		0.15%		5.62%
S&P 500 Index	S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	2.09%	[1]	(0.25%)	[1]	2.92%	[1]
Morningstar Small Blend Average	Morningstar Small Blend Average		(4.27%)	[2]	(0.22%)	[2]	5.47%	[2]
[1]	The S&P 500 Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.